Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant derivative liability	$ 4,100	$ 17,973	$ 4,071